INCOME TAXES	12 Months Ended
Dec. 31, 2025
Text block [abstract]
INCOME TAXES

14.	INCOME TAXES
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2025	2024
Net income (loss) before taxes for the year	$(295,568)	$(82,126)

Statutory rate	27.0%	27.0%
Expected income tax expense (recovery)	$(79,803)	$(22,174)

Permanent differences	22,786	11,639

Impact of (gain) loss recognized in other comprehensive income	14,108	(4,567)

Impact of (gain) loss on convertible debentures	27,686	(3,550)

Change in unrecognized deductible temporary differences	29,331	14,085
Deferred income tax expense (recovery)	$14,108	$(4,567)
The Company’s income tax recovery is comprised of the following:

	2025	2024
Deferred income tax expense (recovery)	$14,108	$(4,567)
Total	$14,108	$(4,567)
The Company’s deferred tax items recognized in other comprehensive income (loss) during the year:

	2025	2024
Change in fair value of convertible debentures attributable to the change in credit risk	$(14,109)	$4,114

Share of other comprehensive income (loss) of associate	1	453
Deferred tax expense (recovery) charged to OCI	$(14,108)	$4,567

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2025	2024
Exploration and evaluation assets	$104,697	$67,276

Convertible debentures	3,963	12,928

Non-capital losses	(119,402)	(103,636)

Investment in associate	10,742	23,432
Net deferred tax liabilities	$–	$–
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2025	2024
Opening balance	$–	$–

Recognized in income tax expense (recovery)	14,108	(4,567)

Recognized in OCI/equity	(14,108)	4,567
Net deferred tax liabilities	$–	$–
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2025	Expiry Date Range	2024	Expiry Date Range
Non-capital losses available for future periods	$301,724	2030 to 2045	$122,375	2029 to 2044

Convertible debentures	4,769	–	9,925	–

Other	64,009	–	41,489	–
The Company has
non-capital
losses of $
743,952
(2024: $506,213) which
 expire from 2031 to 2045. In addition, the company has investment tax credits of $427 which expire in 2032.
Tax attributes are subject to review, and potential adjustment, by tax authorities.